SHARE-BASED COMPENSATION RESERVE - Summary of Number of Warrants and Share Options (Details) - shares	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Total grants outstanding under 2020 Stock Incentive Plan (in shares)	6,149,696	5,834,519
2020 Stock Incentive Plan
Disclosure Of Classes Of Share Capital [Line Items]
Share options (in shares)	1,154,901	1,165,918
RSUs (in shares)	938,025	611,831
Total grants outstanding under 2020 Stock Incentive Plan (in shares)	2,092,926	1,777,749
Plan and Founders Award
Disclosure Of Classes Of Share Capital [Line Items]
Share options (in shares)	5,211,671	5,222,688	5,462,228	5,852,864
RSUs (in shares)	4,056,770	4,056,770